Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 500	$ 487
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	103	89
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	11	4
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,936	1,932
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	500	487
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	88	72
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	8	2
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,744	1,709
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	3	2
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	171	205
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	15	17
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	$ 21	17
4-7 Years
Disclosure Of Financial Instruments [Line Items]
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)		$ 1